UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (2,320,503)	$ 3,605,161	$ 4,018,393	$ 9,286,803
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	1,119,000	186,500	0	(7,516,000)
Income from cash and investments held in the Trust Account	(1,039,879)	(4,127,169)	(4,724,941)	(3,212,946)
Gain on forfeiture deferred underwriting fee payable		(336,985)	(336,985)
Changes in operating assets and liabilities:
Prepaid expenses	6,795	212,625	203,871	251,344
Accounts payable	232,577	(32,419)	(32,419)	16,830
Accrued expenses	778,239	37,520	266,355	615,288
Net cash (used in) operating activities	(1,223,771)	(454,767)	(605,726)	(558,681)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with Redemptions		188,985,305	208,978,864
Cash deposited in Trust Account	(450,000)	(960,000)	(1,330,000)
Net cash (used in) provided by investing activities	(450,000)	188,025,305	207,648,864
Cash Flows from Financing Activities:
Proceeds from subscription receivable				19,982
Repayment from advance to related party, net				3,495
Proceeds from convertible promissory note-related party	1,658,500	1,354,768	1,889,768
Redemption of ordinary shares		(188,985,305)	(208,978,864)
Offering costs paid				(6,180)
Net cash provided by (used in) financing activities	1,658,500	(187,630,537)	(207,089,096)	17,297
Net change in cash	(15,271)	(59,999)	(45,958)	(541,384)
Cash - beginning of the period	24,278	70,236	70,236	611,620
Cash - end of the period	9,007	10,237	24,278	70,236
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting fee reduction		5,713,015	5,713,015
Remeasurement of Class A ordinary shares to redemption amount	$ 1,489,878	$ 5,087,169	6,054,941	$ 3,212,946
Conversion of Class B shares to Class A			$ 401